                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2001
                                  (FORESIGHT)

This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the ForeSight Fixed and Variable Annuity contract issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.39%     0.97%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUND                                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 PIMCO Total Return Portfolio                 0.48%          --          0.08%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio              0.33%          --          0.18%

 BlackRock Ultra-Short Term Bond              0.35%          --          0.04%
  Portfolio

 Jennison Growth Portfolio                    0.60%          --          0.02%

 MFS(R) Total Return Portfolio                0.56%          --          0.05%

 T. Rowe Price Large Cap Growth               0.60%          --          0.02%
  Portfolio

 Western Asset Management Strategic           0.56%          --          0.04%
  Bond Opportunities Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUND                                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 PIMCO Total Return Portfolio                  --        0.56%         0.03%         0.53%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%         0.03%         0.56%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio               --        0.51%           --          0.51%

 BlackRock Ultra-Short Term Bond               --        0.39%         0.03%         0.36%
  Portfolio

 Jennison Growth Portfolio                     --        0.62%         0.08%         0.54%

 MFS(R) Total Return Portfolio                 --        0.61%           --          0.61%

 T. Rowe Price Large Cap Growth                --        0.62%         0.05%         0.57%
  Portfolio

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio


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
                                               DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                  FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
MFS(R) VARIABLE INSURANCE
 TRUST -- INITIAL CLASS
 MFS(R) Investors Trust Series      0.75%          --          0.07%        --        0.82%         0.03%         0.79%

 MFS(R) New Discovery Series        0.90%          --          0.07%        --        0.97%         0.03%         0.94%


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.



DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                   FUND                                INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------- ------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund   Seeks long-term growth of capital.            Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 PIMCO Total Return Portfolio             Seeks maximum total return, consistent with   Brighthouse Investment Advisers, LLC
                                          the preservation of capital and prudent       Subadviser: Pacific Investment Management
                                          investment management.                        Company LLC

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



                    FUND                                INVESTMENT OBJECTIVE
------------------------------------------- --------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio                                  consistent with preservation of capital.
 Jennison Growth Portfolio                  Seeks long-term growth of capital.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 MFS(R) VARIABLE INSURANCE
 TRUST -- INITIAL CLASS

 MFS(R) Investors Trust Series              Seeks capital appreciation.
 MFS(R) New Discovery Series                Seeks capital appreciation.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: BlackRock Advisors, LLC
 Jennison Growth Portfolio                  Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 MFS(R) VARIABLE INSURANCE
 TRUST -- INITIAL CLASS

 MFS(R) Investors Trust Series              MFS(R) Investment Management
 MFS(R) New Discovery Series                MFS(R) Investment Management

DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


ADDITIONAL INFORMATION


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Series of the Separate Account and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or


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


with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Separate Account invests, and it is possible the Funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Separate Account will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.


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